Leases and Commitments	12 Months Ended
Dec. 31, 2011
Leases and Commitments [Abstract]
Leases and Commitments

Note 9 – Leases and Commitments

The Corporation has entered into a lease agreement for its main office facility. Payments began in February 2005 and the initial term of the lease expires in October 2015. In October 2007, the Corporation exercised its first renewal option on the property which expires in October 2025. The main office lease has one additional ten year renewal option. The Corporation also entered into a lease agreement for its former branch office in Bloomfield Township which provided for lease payments to begin in March 2006 and expire February 2016. The Bloomfield Township branch office lease was terminated effective January 18, 2010 pursuant to an agreement with the leaseholder. The termination agreement called for a one-time payment of $110,000 to the leaseholder to end the lease. In October 2010, the Corporation entered into a one year lease agreement for a lending production office (“LPO”) in Bay City, Michigan. The lease was not renewed and ended in October 2011. In March 2011, a new one year lease was signed for additional office space in the building adjacent to the main office at a rate of $2,800 per month. The lease has two, five year renewal options. The Bank operated two additional independent LPO’s located in Michigan during 2011 on temporary month to month leases. These locations were closed during the year. Rent expense under all lease agreements was $285,000 for the year ended December 31, 2011, $247,000 for the year ended December 31, 2010, and $280,000 for the year ended December 31, 2009.

The following is a schedule of future minimum rental payments under operating leases on a calendar year basis:

2012	$242,816
2013	239,098
2014	243,910
2015	248,746
2016	253,721
thereafter	2,473,081

Total	$3,701,372